DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2013
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS

NOTE 3 - DISCONTINUED OPERATIONS

In December 2005, the Company committed to a plan to cease the operations of its entertainment segment in the United States. Accordingly, as of that date, the assets, liabilities and results of operations of the entertainment segment were classified as discontinued operations in the Company's consolidated financial statements.

In January 2011, the operations of the entertainment segment were liquidated.

In connection with the Company's settlement of certain assessments with the Internal Revenue Service ("IRS")(see Note 13), the Company recognized income of $1,847, loss of $79 and income of $5,787 related to uncertain income tax positions in 2013, 2012 and 2011, respectively, including interest and penalties, related to its entertainment segment from discontinued operations.

During the year ended December 31, 2012, the Company committed to a plan to cease the operations of its subsidiary in France (I-SEC France) and in November 2012 transferred control of the subsidiary to a court-appointed liquidator. The subsidiary provided aviation security services in France.

During the year ended December 31, 2012, the Company ceased the operations of its subsidiaries in Romania (I-SEC Romania) and Hungary (I-SEC Hungary), which provided aviation security services in the respective countries.

During the year end December 31, 2013, the Company ceased the operations of its subsidiaries in the United Kingdom (I-SEC UK) and Denmark (I-SEC Denmark). In addition, the Company committed to a plan to cease operations of its subsidiary in Belgium (I-SEC Belgium). All of the subsidiaries provided aviation security services in the respective countries.

A summary of the Company's assets and liabilities from discontinued operations as of December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$75	$245
Accounts receivable, net	183	906
Prepaid expenses and other current assets	51	79
Total current assets from discontinued operations	309	1,230

LIABILITIES
CURRENT LIABILITIES:
Accounts payable	$88	$258
Accrued expenses and other current liabilities	268	830
Income taxes payable	-	1,974
Toal current liabilities from discontinued operations	$356	$3,062

A summary of the Company's results from discontinued operations for the years ended December 31, 2013, 2012 and 2011 is as follows:

	Year Ended December 31,
	2013	2012	2011

Revenue	$3,782	$8,952	$12,591
Cost of revenue	3,203	8,612	13,594
GROSS PROFIT (EXCESS OF COSTS OF REVENUES
OVER REVENUES)	579	340	(1,003)
Selling, general and administrative expenses	565	1,351	1,385
OPERATING INCOME (LOSS)	14	(1,011)	(2,388)
Other income (expense), net	618	(69)	2,139
Income tax benefit (expense)	1,221	(21)	2,905
Income (loss) from discontinued operations	$1,853	$(1,101)	$2,656